K&L | GATES	Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com
February 2, 2007	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of EQ Advisors Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 51 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

The master Prospectus and the EQ/Enterprise Moderate Allocation Portfolio’s Prospectus included in the Post-Effective Amendment are marked to show changes from Post-Effective Amendment No. 44 to the Trust’s Registration Statement, which was filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 5, 2006, except as follows:

•	Sections of the master Prospectus relating to the EQ/Davis New York Venture Portfolio, EQ/Franklin Income Portfolio, EQ/Franklin Small Cap Value Portfolio, EQ/Mutual Shares Portfolio, EQ/Oppenheimer Global Portfolio, EQ/Oppenheimer Main Street Opportunity Portfolio, EQ/Oppenheimer Main Street Small Cap Portfolio and EQ/Templeton Growth Portfolio are marked to show changes from Post-Effective Amendment No. 46 to the Trust’s Registration Statement, which was filed with the SEC on August 23, 2006 in connection with the initial registration of shares of these Portfolios.

•	Sections of the master Prospectus relating to the EQ/Van Kampen Real Estate Portfolio are marked to show changes from Post-Effective Amendment No. 48 to the Trust’s Registration Statement, which was filed with the SEC on November 9, 2006 in connection with the initial registration of shares of this Portfolio.

•	Sections of the master Prospectus relating to the EQ/AXA Rosenberg Value Long/Short Equity Portfolio are marked to show changes from Post-Effective Amendment No. 49 to the Trust’s Registration Statement, which was filed with the SEC on November 13, 2006.

February 2, 2007

The EQ/International ETF Portfolio’s Prospectus included in the Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 46 to the Trust’s Registration Statement, which was filed with the SEC on August 23, 2006 in connection with the initial registration of shares of this Portfolio. The Statement of Additional Information included in the Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 49 to the Trust’s Registration Statement, which was filed with the SEC on November 13, 2006. Part C of the Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 50 to the Trust’s Registration Statement, which was filed with the SEC on January 19, 2007.

The Post-Effective Amendment is being filed to update the Trust’s Registration Statement, to respond to comments from the SEC staff on Post-Effective Amendment No. 48 with respect to the EQ/Van Kampen Real Estate Portfolio, to include information regarding a new series of the Trust, to include information regarding name and investment strategy changes for certain Portfolios, to include information regarding new advisers for certain Portfolios, to include new exhibits and other information not previously filed, and to make other minor clarifying, updating and stylistic changes.

The Post-Effective Amendment is scheduled to become effective on April 18, 2007. We would therefore appreciate receiving any comments by March 19, 2007. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact Arthur J. Brown at (202) 778-9046 or me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

AXA Equitable Life Insurance Company

Arthur J. Brown, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP